Segment Reporting - Schedule of Net Income or Loss and Total Assets (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
Investments held in Trust Account	$ 259,730,180			$ 251,756,198	$ 259,730,180
Cash	1,049,403			2,107,309	1,049,403
General and administrative expenses	2,615,816	$ 47,447	$ 77,427	251,144	3,212,856
Interest earned on investments held in Trust Account	$ 2,685,470			$ 1,756,198	$ 7,973,982